Property, Plant and Equipment, Net - Schedule of Property, Plant And Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Total	¥ 484,324		¥ 469,879
Less: Accumulated depreciation	(219,295)		(171,160)
Property, plant and equipment, net	265,029	$ 40,617	298,719
Buildings
Property Plant And Equipment [Line Items]
Total	87,792		87,792
Electronic Equipment
Property Plant And Equipment [Line Items]
Total	91,524		87,658
Motor Vehicles
Property Plant And Equipment [Line Items]
Total	8,111		9,149
Furniture and Education Equipment
Property Plant And Equipment [Line Items]
Total	48,173		46,132
Leasehold Improvement
Property Plant And Equipment [Line Items]
Total	¥ 248,724		¥ 239,148